UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      AKJ Asset Management, LLC

Address:   1180 Harker Avenue
           Palo Alto, CA  94301


Form 13F File Number: 28-10308


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth R. Bilodeau, Jr.
Title:  Manager
Phone:  650-326-9090

Signature,  Place,  and  Date  of  Signing:

/s/ Kenneth R. Bilodeau, Jr.       Palo Alto, CA                      4/11/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              72

Form 13F Information Table Value Total:  $      123,871
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ -------
Apple Computer           cs             037833100      292      838 SH       SOLE                   0      0     838
ABM Industries, Inc.     cs             000957100      330   13,000 SH       SOLE                   0      0  13,000
Automatic Data Proc      cs             053015103    3,105   60,509 SH       SOLE                   0      0  60,509
Ameren Corp.             cs             023608102      803   28,616 SH       SOLE                   0      0  28,616
Amer Electric Power      cs             025537101    1,227   34,910 SH       SOLE                   0      0  34,910
AFLAC Inc                cs             001055102    2,086   39,514 SH       SOLE                   0      0  39,514
Amerigas Partners        oa             030975106    1,239   25,773 SH       SOLE                   0      0  25,773
Ares Capital Corp.       cs             04010L103      409   24,150 SH       SOLE                   0      0  24,150
American Express         cs             025816109      658   14,557 SH       SOLE                   0      0  14,557
Boeing                   cs             097023105    2,976   40,250 SH       SOLE                   0      0  40,250
Bank America             cs             060505104    1,481  111,129 SH       SOLE                   0      0 111,129
Bristol Myers            cs             110122108    2,007   75,932 SH       SOLE                   0      0  75,932
Conagra Foods Inc.       cs             205887102      543   22,865 SH       SOLE                   0      0  22,865
Mack Cali RealtyREIT     oa             554489104    3,070   90,550 SH       SOLE                   0      0  90,550
Cisco Systems            cs             17275R102    2,800  163,264 SH       SOLE                   0      0 163,264
Capitalsource Inc        cs             14055X102      565   80,292 SH       SOLE                   0      0  80,292
Chevron Texaco           cs             166764100    1,039    9,666 SH       SOLE                   0      0   9,666
Dominion Res Inc VA      cs             25746U109    1,684   37,665 SH       SOLE                   0      0  37,665
Diebold Incorporated     cs             253651103    1,821   51,350 SH       SOLE                   0      0  51,350
D T E Energy Company     cs             233331107      280    5,725 SH       SOLE                   0      0   5,725
Duke Power               cs             26441C105    1,078   59,367 SH       SOLE                   0      0  59,367
I Shares Dow Div         ut             464287168    3,988   76,494 SH       SOLE                   0      0  76,494
Consolidated Edison      cs             209115104    1,833   36,147 SH       SOLE                   0      0  36,147
I Share Tr MSCI          ut             464287465    2,502   41,648 SH       SOLE                   0      0  41,648
Emerson Electric Co      cs             291011104    1,715   29,350 SH       SOLE                   0      0  29,350
Nicor Inc.               cs             654086107    1,681   31,306 SH       SOLE                   0      0  31,306
General Electric         cs             369604103    2,600  129,683 SH       SOLE                   0      0 129,683
Great Plains Energy      cs             391164100    1,811   90,454 SH       SOLE                   0      0  90,454
Health Care REIT         oa             42217K106      236    4,507 SH       SOLE                   0      0   4,507
HCP Inc. REIT            oa             40414L109    3,361   88,588 SH       SOLE                   0      0  88,588
Hawaiian Elec Indus      cs             419870100      640   25,795 SH       SOLE                   0      0  25,795
Hospitality Pptys Tr     oa             44106M102    1,621   70,000 SH       SOLE                   0      0  70,000
iShares iBoxx HY Cor     cs             464288513      217    2,365 SH       SOLE                   0      0   2,365
Intel                    cs             458140100    2,815  139,512 SH       SOLE                   0      0 139,512
ISharesRussl1000Valu     cs             464287598    1,373   20,000 SH       SOLE                   0      0  20,000
ISharesRussl 1000 Gr     cs             464287614    1,539   25,450 SH       SOLE                   0      0  25,450
Johnson and Johnson      cs             478160104    1,350   22,793 SH       SOLE                   0      0  22,793
JP Morgan Chase          cs             46625H100    3,549   76,985 SH       SOLE                   0      0  76,985
Kraft Foods              cs             50075N104      244    7,775 SH       SOLE                   0      0   7,775
Kimberly Clark           cs             494368103    1,773   27,166 SH       SOLE                   0      0  27,166
Kinder Morgan Energy     oa             494550106    4,133   55,780 SH       SOLE                   0      0  55,780
Kinder Morgan Mgmt       cs             49455U100    1,444   22,020 SH       SOLE                   0      0  22,020
Coca-Cola Co.            cs             191216100    3,244   48,896 SH       SOLE                   0      0  48,896
Lincoln National         cs             534187109    1,187   39,517 SH       SOLE                   0      0  39,517
Herman Miller Inc        cs             600544100      290   10,558 SH       SOLE                   0      0  10,558
3M Company               cs             88579Y101    3,486   37,282 SH       SOLE                   0      0  37,282
Altria Group Inc         cs             02209S103      484   18,600 SH       SOLE                   0      0  18,600
Nveen CA Mn Val Mf       cs             67062C107      711   83,932 SH       SOLE                   0      0  83,932
Nucor Corp               cs             670346105    3,175   69,000 SH       SOLE                   0      0  69,000
O G E Energy Cp Hldg     cs             670837103      699   13,820 SH       SOLE                   0      0  13,820
Oracle                   cs             68389X105    2,471   73,900 SH       SOLE                   0      0  73,900
Occidental Pet           cs             674599105      240    2,300 SH       SOLE                   0      0   2,300
Paccar                   cs             693718108      789   15,068 SH       SOLE                   0      0  15,068
Precision Castparts      cs             740189105    6,621   44,983 SH       SOLE                   0      0  44,983
Pfizer                   cs             717081103    1,287   63,350 SH       SOLE                   0      0  63,350
Proctor and Gamble       cs             742718109    3,283   53,291 SH       SOLE                   0      0  53,291
Progress Energy Inc      cs             743263105    2,064   44,735 SH       SOLE                   0      0  44,735
Philip Morris Intnl      cs             718172109    1,106   16,850 SH       SOLE                   0      0  16,850
Pinnacle West            cs             723484101      923   21,575 SH       SOLE                   0      0  21,575
Penn West Pete Ltd       cs             707887105    4,305  155,407 SH       SOLE                   0      0 155,407

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ -------
Schlumberger             cs             806857108      262    2,814 SH       SOLE                   0      0   2,814
The Southern Company     cs             842587107    1,477   38,750 SH       SOLE                   0      0  38,750
A T & T Inc              cs             00206R102      236    7,695 SH       SOLE                   0      0   7,695
Integrys Energy Grp.     cs             45822P105    1,311   25,964 SH       SOLE                   0      0  25,964
US Bancorp               cs             902973304      240    9,090 SH       SOLE                   0      0   9,090
Vulcan Materials Co.     cs             929160109      704   15,430 SH       SOLE                   0      0  15,430
Vanguard Value ETF       ut             922908744    3,339   58,860 SH       SOLE                   0      0  58,860
Vanguard Growth Idx      ut             922908736    2,655   41,293 SH       SOLE                   0      0  41,293
Walgreen                 cs             931422109    3,214   80,066 SH       SOLE                   0      0  80,066
Wells Fargo              cs             949746101    3,041   95,895 SH       SOLE                   0      0  95,895
Xcel Energy              cs             98389B100      362   15,145 SH       SOLE                   0      0  15,145
Exxon Mobil Corp.        cs             30231G102      747    8,877 SH       SOLE                   0      0   8,877